Minimum Rents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable [Abstract]
2012	$ 606,929
2013	531,262
2014	469,128
2015	398,254
2016	325,306
Thereafter	1,071,570
Total	$ 3,402,449